9. Deposits	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Deposits

The composition of deposits is as follows:

	2015	2014

Non-interest bearing demand	$129,634	$118,557
Interest bearing demand	119,787	111,527
Savings deposits	89,776	83,608
Time deposits, in amounts of $100,000 or more	49,242	52,812
Other time deposits	106,473	116,993

Total deposits	$494,912	$483,497

The scheduled maturities of time deposits at December 31, 2015 are as follows:

2016	$71,161
2017	25,006
2018	14,313
2019	12,364
2020	13,181
Thereafter	19,690

$155,715

Time deposits greater than $250 totaled $8,874 and $9,923 at December 31, 2015 and December 31, 2014, respectively.